Accounts receivable, net	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Accounts receivable, net
7.	Accounts receivable, net

	As of December 31,
	2018	2019
Accounts receivable, gross	14,403	7,360
Less: allowance for doubtful accounts	—	—

Accounts receivable, net	14,403	7,360